Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Non-PRC	(6,113)	(4,143)	(579)
PRC	(20,403)	(22,933)	(3,202)
	(26,516)	(27,076)	(3,781)

Loss before income taxes consisted of:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Non-PRC	-	(3,610)	(508)
PRC	(57,662)	(19,243)	(2,711)
	(57,662)	(22,853)	(3,219)

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Non-PRC	(3,610)	(14,742)	(2,019)
PRC	(19,243)	(41,620)	(5,702)
	(22,853)	(56,362)	(7,221)

Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	-	326	46
	-	326	46

The following table presents the composition of income tax expenses for the years ended December 31, 2022, 2023, and 2024:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Current income tax expense	(5)	(2,613)	(368)
Deferred income tax expense	-	-	-
	(5)	(2,613)	(368)

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Current income tax expense	(2,613)	-	-
Deferred income tax expense	-	-	-
	(2,613)	-	-

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations are as follow:

	For the years ended December 31,	For the Six Months Ended
	2024	June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Loss before provision for income taxes	(56,362)	(27,076)	(3,781)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(6,769)	(945)
The effect of different tax rate	659	111	15
Change in valuation allowance	13,432	6,984	975
Income tax expense	-	326	46

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations are as follows:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Loss before provision for income taxes	(57,662)	(22,853)	(3,219)
Income tax benefit computed at an applicable tax rate of 25%	(14,416)	(5,713)	(805)
Prior year provision to return true up	3,800	-	-
Change in valuation allowance	10,611	3,100	437
	(5)	(2,613)	(368)

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Loss before provision for income taxes	(22,853)	(56,362)	(7,721)
Income tax benefit computed at an applicable tax rate of 25%	(5,713)	(14,091)	(1,930)
Prior year provision to return true up	-	659	90
Change in valuation allowance	3,100	13,432	1,840
	(2,613)	-	-

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Deferred tax assets:
Intra-group transaction	45,483	52,467	7,324
Total deferred tax assets	45,483	52,467	7,324
Less: valuation allowance	(45,483)	(52,467)	(7,324)
Deferred tax assets, net	-	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	Years ended December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Intra-group transaction	35,151	32,051	4,514
Total deferred tax assets	35,151	32,051	4,514
Less: valuation allowance	(35,151)	(32,051)	(4,514)
Deferred tax assets, net	-	-	-

	Years ended December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Intra-group transaction	32,051	45,483	6,231
Total deferred tax assets	32,051	45,483	6,231
Less: valuation allowance	(32,051)	(45,483)	(6,231)
Deferred tax assets, net	-	-	-

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2022, 2023, and 2024, net operating tax loss carry forwards in PRC is expected to expire as follows:

	As of December 31, 2022
	RMB	US$
Net Operating Tax Loss Carry Forward:
2023	716	104
2024	21,197	3,073
2025	12,820	1,859
2026	15,466	2,242
2027	54,871	7,956
	105,070	15,234

	As of December 31, 2023
	RMB	US$
Net Operating Tax Loss Carry Forward:
2024	21,197	2,986
2025	12,820	1,806
2026	15,059	2,121
2027	39,743	5,598
2028	26,873	3,785
	115,692	16,296

	As of December 31, 2024
	RMB	US$
Net Operating Tax Loss Carry Forward:
2025	12,820	1,756
2026	11,465	1,571
2027	39,695	5,438
2028	26,870	3,681
2029	62,872	8,613
	153,722	21,059